UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21455

Dreman/Claymore Dividend & Income Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Dreman/Claymore Dividend & Income Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments | January 31, 2006 (Unaudited)

Number of Shares		Value
	Long-Term Investments - 140.5%
	Common Stocks - 102.0%
	Consumer Staples - 31.7%
2,037,500	Altria Group, Inc. (a) (b)	$147,392,750
1,206,800	Loews Corp. - Carolina Group (a)	55,657,616
123,700	Regal Entertainment Group - Class A	2,289,687
183,200	Reynolds American, Inc.	18,527,016
166,800	Universal Corp.	7,881,300
2,024,500	UST, Inc. (a)	78,834,030
383,013	Vector Group Ltd.	6,959,346

		317,541,745

	Energy - 19.5%
152,700	ARC Energy Trust, Units (Canada)	4,139,697
92,500	Bonavista Energy Trust (Canada)	3,584,375
188,600	BP Prudhoe Bay Royalty Trust	13,371,740
530,600	Chevron Corp.	31,507,028
686,200	ConocoPhillips	44,397,140
247,400	Cresent Point Energy Trust (Canada)	4,712,970
336,000	Devon Energy Corp.	22,918,560
92,800	Enerplus Resources Fund (Canada)	4,925,824
654,300	Fairborne Energy Trust (Canada)	9,173,286
375,000	Harvest Energy Trust (Canada)	12,262,500
866,200	Ketch Resources Trust (Canada)	9,164,396
131,500	Pengrowth Energy Trust - Class A (Canada)	3,282,240
575,000	Penn West Energy Trust (Canada)	21,119,750
150,800	San Juan Basin Royalty Trust	6,798,064
240,400	Williams Coal Seam Gas Royalty Trust	4,387,300

		195,744,870

	Financials - 31.4%
185,000	American Home Mortgage Investment Corp.	5,291,000
180,900	American International Group, Inc.	11,841,714
540,000	Bank of America Corp.	23,884,200
650,000	ECC Capital Corp.	1,443,000
1,037,100	Fannie Mae (a)	60,089,574
857,500	Freddie Mac (a)	58,189,950
150,100	Jer Investors Trust, Inc.	2,671,780
724,800	KeyCorp	25,650,672
87,546	Ladenburg Thalmann Financial Services, Inc. (c)	49,901
444,100	Luminent Mortgage Capital, Inc.	3,694,912
486,400	MFA Mortgage Investments, Inc.	3,151,872
151,700	Newcastle Investment Corp.	4,126,240
525,600	Novastar Financial, Inc. (a)	16,551,144
233,600	PNC Financial Services Group	15,151,296
415,000	Regions Financial Corp.	13,769,700
448,600	U.S. Bancorp	13,417,626
65,000	Wachovia Corp. (a)	3,563,950
1,232,800	Washington Mutual, Inc. (a)	52,172,096

		314,710,627

	Healthcare - 10.1%
1,135,000	Bristol-Myers Squibb Co.	25,866,650
80,700	Medco Health Solutions, Inc. (c)	4,365,870
1,846,300	Merck & Co., Inc. (a)	63,697,350
300,000	Pfizer, Inc.	7,704,000

		101,633,870

	Industrials - 0.2%
100,000	Double Hull Tankers, Inc. (Channel Islands) (c)	1,362,000
56,800	Eagle Bulk Shipping, Inc. (Marshall Island)	769,640

		2,131,640

	Telecommunications - 3.1%
107,000	Alaska Communications Systems Group, Inc.	1,058,230
1,140,000	AT&T, Inc.	29,583,000

		30,641,230

	Utilities - 6.0%
158,300	Ameren Corp.	8,035,308
165,400	Consolidated Edison, Inc.	7,775,454
361,900	Empire District Electric Co.	8,052,275
317,200	Great Plains Energy, Inc.	9,049,716
324,700	Peoples Energy Corp.	12,085,334
345,600	Progress Energy, Inc.	15,075,072
170,200	Star Gas Partners, LP (c)	444,222

		60,517,381

	Total Common Stocks
	(Cost $896,485,950)	1,022,921,363

	Preferred Stocks - 30.6%
	Consumer Discretionary - 0.3%
125,000	Red Lion Hotels Capital Trust, 9.500%	3,287,500

	Consumer Staples - 0.4%
40,000	Dairy Farmers of America, 7.875% (d)	3,928,752

	Energy - 1.0%
385,500	Southern Union Co., 7.550%	10,157,925

	Financials - 28.7%
7,000,000	Abbey National Capital Trust I, 8.963% (e)	9,414,874
58,000	Abbey National PLC, Series B, 7.375% (United Kingdom)	1,512,640
200,000	ABN AMRO Capital Fund Trust VII, 6.080%	4,946,000
200,000	Affordable Residential, Series A, 8.250%	3,930,000
700,000	AmerUs Group Co., 7.250%	18,410,000
18,000	Apartment Investment & Management Co., Series Q, 10.100%	458,100
240,000	Arch Capital Group, Ltd., 8.000% (Bermuda)	6,210,000
218,100	Axis Capital Holdings Ltd., Series A, 7.250% (Bermuda)	5,395,794
80,000	Banco Santander, Series 1, 6.410% (Spain)	2,027,200
10,000,000	Barclays Bank PLC, 8.550% (United Kingdom) (d)(e)	11,446,280
11,000,000	CA Preferred Funding Trust, 7.000%	11,240,339
189,300	Chevy Chase Bank, Series C, 8.000%	5,148,960
310,000	CIT Group, Inc., Series A, 6.350%	8,171,600
1,000	Doral Financial Corp., Series B, 8.350% (Puerto Rico)	24,875
8,660	Doral Financial Corp., Series C, 7.250% (Puerto Rico)	206,108
260,000	Endurance Specialty Holdings, Ltd., 7.750% (Bermuda)	6,402,500
200,000	Fannie Mae, Series E, 5.100%	8,881,260
80,000	Fannie Mae, Series O, 7.000%	4,385,000
100,000	Freddie Mac, 5.810%	5,262,500
80,000	Goldman Sachs Group, Inc., 6.200%	2,065,600
12,840,000	HSBC Capital Funding LP, 9.547% (Channel Islands) (d)(e)	14,939,122
7,042,000	HSBC Capital Funding LP, 10.176% (Channel Islands) (d)(e)	10,592,858
100,000	HSBC Holdings PLC, Series A, 6.200% (United Kingdom)	2,489,000
140,500	Lehman Brothers Holdings, Inc., Series F, 6.500%	3,719,035
2,000,000	Lloyds TSB Bank PLC, 6.900% (United Kingdom)	2,027,600
80,000	LTC Properties, Inc., Series F, 8.000%	2,075,000
50,000	MetLife, Inc., Series B, 6.500%	1,312,500
21,000	Novastar Financial, Inc., Series C, 8.900%	505,050
245,000	Odyssey Re Holdings Corp., Series A, 8.125%	6,215,650
13,354,000	Old Mutual Capital Funding, 8.000%	14,121,855
400,000	OMEGA Healthcare, Series D, 8.375%	10,376,000
31,000,000	Prudential PLC, 6.500% (United Kingdom)	30,802,840
400,000	Quanta Capital Holdings, 10.250% (Bermuda)	10,680,000
6,400,000	RBS Capital Trust B, 6.800%	6,482,586
12,000,000	Royal Bank Of Scotland Group PLC, 7.648% (United Kingdom) (e)	13,667,268
5,750,000	Royal Bank Of Scotland Group PLC, Series 1, 9.118% (United Kingdom)	6,824,083
600,000	Scottish Re Group Ltd., 7.250% (Cayman Islands) (e)	15,480,000
16,775,000	UBS Preferred Funding Trust I, 8.622% (e)	19,070,944

		286,921,021

	Utilities - 0.2%
80,000	Alabama Power Co., 5.300%	1,900,000

	Total Preferred Stocks
	(Cost $305,037,617)	306,195,198

	Convertible Preferred Stocks - 4.9%
	Financials - 4.9%
505	Fannie Mae, 5.375%
	(Cost $49,831,000)	48,731,616

	Investment Companies - 1.9%
116,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	3,129,680
271,200	Evergreen Income Advantage Fund	3,764,256
222,600	Hyperion Total Return Fund	1,916,586
215,000	Nuveen Preferred and Convertible Income Fund II	2,685,350
186,200	Nuveen Quality Preferred Income Fund II	2,610,524
272,200	Pioneer High Income Trust	4,594,736
6,400	Salomon Brothers Worldwide Income Fund, Inc.	97,024

	Total Investment Companies
	(Cost $20,260,588)	18,798,156

Principal Amount
	Corporate Bonds - 0.7%
	Financials - 0.7%
$2,000,000	Preferred Term Securities XI Ltd., NR
	Zero Coupon, 9/24/33 (d)	1,702,500
3,000,000	Preferred Term Securities XIX Ltd., NR
	Zero Coupon, 12/22/35 (d)	2,826,000
2,000,000	Preferred Term Securities XX Ltd., NR
	Zero Coupon, 3/22/38 (d)	2,000,000

	Total Corporate Bonds
	(Cost $6,911,464)	6,528,500

	Master Limited Partnership - 0.4%
	Energy - 0.4%
	Kodiak MLP (f)	3,955,925

	(Cost $4,000,000)
	Total Long-Term Investments - 140.5%
	(Cost $1,282,526,619)	1,407,130,758

Number of Shares
	Short-Term Investments - 2.0%
	Money Market Fund - 2.0%
20,264,116	JP Morgan Prime Money Market Fund
	(Cost $20,264,116)	20,264,116

	Total Investments - 142.5%
	(Cost $1,302,790,735)	1,427,394,874
	Liabilities in Excess of Other Assets - -0.1%	(985,135)
	Preferred Shares, at Liquidation Value - ( -42.4% of Net Assets Available to Common Shares or -29.7% of Total Investments)	(425,000,000)

	Net Assets Applicable to Common Shares - 100.0%	$1,001,409,739

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of these securities have been physically segregated in connection with a swap agreement.

(b)	All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c)	Non-income producing security.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to 4.7% of net assets.

(e)	Floating or variable rate security.

(f)	The Fund purchased a $4,000,000 interest in Kodiak MLP in a private placement transaction. The security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $3,955,925 which represents 0.4% of net assets applicable to common shares.

Ratings shown are per Standard & Poor’s and are unaudited; securities classified NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

At January 31, 2006, the following futures contracts were outstanding:

Short Contracts	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2006	Unrealized Appreciation/ (Depreciation)
US Treasury Bond (CBT)	2,889	Mar-06	$324,714,413	$326,005,594	$(1,291,181)

At January 31, 2006, the following swap agreement was outstanding:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	9/21/2009	$150,000,000	4.34%	1 Month LIBOR	$2,467,694

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Country Breakdown*
United States	85.0%
Canada	5.1%
United Kingdom	4.8%
Bermuda	2.0%
Channel Islands	1.9%
Cayman Islands	1.1%
Spain	0.1%
Marshall Island**	0.0%
Puerto Rico**	0.0%

*	Subject to change daily.

**	Amount is less than 0.1%.

See previously submitted notes to the financial statements for the annual period ended October 31, 2005.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	March 29, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer
Date:	March 29, 2006